Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 467,633	$ 375,569
Financial instruments owned, at fair value, including instruments pledged of $2,672,709 at December 31, 2011 and $812,379 at December 31, 2010:
Equities	1,416,090	1,299,052
Listed equity options	280,384	41,840
Debt securities	134,631	77,288
Loan inventory	206,572	146,472
Other financial instruments	21,483	38,487
Securitized HECM loan inventory	1,722,631	0
Total financial instruments owned, at fair value	3,781,791	1,603,139
Collateralized agreements:
Securities borrowed	1,494,647	1,361,010
Receivable from brokers, dealers and clearing organizations	623,897	476,159
Fixed assets and leasehold improvements, at cost, less accumulated depreciation and amortization of $156,009 in 2011 and $118,552 in 2010	111,464	117,601
Investments	83,231	81,331
Goodwill	337,843	338,743
Intangible assets, less accumulated amortization of $57,793 in 2011 and $42,171 in 2010	92,889	109,784
Other assets	159,556	206,875
Total assets	7,152,951	4,670,211
Financial instruments sold, not yet purchased, at fair value:
Equities	1,369,750	1,164,718
Listed equity options	254,506	40,564
Debt securities	63,073	60,679
Other financial instruments	34,563	45,363
Total financial instruments sold, not yet purchased, at fair value	1,721,892	1,311,324
Collateralized financings:
Securities loaned	697,998	527,945
Financial instruments sold under agreements to repurchase	420,320	485,184
Liability to GNMA trusts, at fair value	1,710,627	0
Other secured financings	59,405	35,583
Total financial instruments sold, at fair value	4,610,242	2,360,036
Payable to brokers, dealers and clearing organizations	322,660	337,430
Accrued compensation expense	188,939	186,451
Accrued expenses and other liabilities	144,747	114,376
Long-term debt	424,338	311,060
Total liabilities	5,690,926	3,309,353
Commitments and contingent liabilities (Note 17)
Equity
Class A common stock shares authorized: 500,000 at December 31, 2011 and at December 31, 2010; Shares issued: 166,361 at December 31, 2011 and 162,818 at December 31, 2010;	1,664	1,628
Additional paid-in capital	850,837	807,287
Retained earnings	1,433,320	1,317,462
Treasury stock, at cost; 69,717 at December 31, 2011 Treasury stock, at cost and 65,082 shares at December 31, 2010	(823,023)	(765,875)
Accumulated other comprehensive loss	(773)	(265)
Total Knight Capital Group, Inc. stockholders' equity	1,462,025	1,360,237
Noncontrolling interests	0	621
Total equity	1,462,025	1,360,858
Total liabilities and equity	$ 7,152,951	$ 4,670,211